SCHEDULE OF MOVEMENT OF ALLOWANCES OF EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Receivables [Abstract]
Balance at beginning of the year	$ 49,573	$ 28,382
(Reversal of) provision	(29,251)	21,191
Ending balance	$ 20,322	$ 49,573